GECC Financing Receivables and Allowance for Losses on Financing Receivables (Contractual Maturities) (Details) $ in Millions	Dec. 31, 2014 USD ($)
Total loans
Contractual Obligation, Fiscal Year Maturity [Abstract]
2015	$ 18,109
2016	3,998
2017	3,913
2018	3,073
2019	3,154
2020 and later	22,896
Total	55,143
Consumer revolving loans	64,864
Total Contractual Maturities	120,007
Net rentals receivable
Contractual Obligation, Fiscal Year Maturity [Abstract]
2015	1,382
2016	1,014
2017	796
2018	731
2019	533
2020 and later	1,583
Total	6,039
Consumer revolving loans	0
Total Contractual Maturities	$ 6,039